Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Stock to be Issued [Member]	Total
Balance at Mar. 31, 2018	$ 18,279	$ 47,257,557	$ (47,748,154)	$ 608,966	$ 136,648
Balance, shares at Mar. 31, 2018	16,451,167
Common stock issued	$ 1,005	6,079,721		(608,966)
Common stock issued, shares	904,758
Common stock sold	$ 1,111	398,754			399,865
Common stock sold, shares	999,923
Stock-based compensation	$ 27	1,556,509		86,333	1,642,869
Stock-based compensation, shares	24,384
Stock granted for debt conversion	$ 849	386,863			387,712
Stock granted for debt conversion, shares	763,921
Common stock returned		(177,600)			(177,700)
Common stock issued to replace shares to officer	$ 803	1,445,290			1,447,093
Common stock issued to replace shares to officer, shares	723,047
Common stock issued by officer		77,354
Net loss			(4,757,758)		(4,757,758)
Balance at Mar. 31, 2019	$ 4,967	51,569,795	(52,505,912)	86,333	(844,817)
Balance, shares at Mar. 31, 2019	4,966,801
Stock-based compensation		157,134		33,667	190,801
Stock-based compensation, shares
Net loss			(500,887)		(500,887)
Balance at Jun. 30, 2019	$ 4,967	51,726,929	(53,006,799)	120,000	(1,154,903)
Balance, shares at Jun. 30, 2019	4,966,801
Balance at Mar. 31, 2019	$ 4,967	51,569,795	(52,505,912)	86,333	$ (844,817)
Balance, shares at Mar. 31, 2019	4,966,801
Common stock issued, shares					652,466
Net loss					$ (1,571,252)
Balance at Dec. 31, 2019	$ 5,619	53,183,545	(54,077,165)	139,891	(748,110)
Balance, shares at Dec. 31, 2019	5,619,267
Balance at Mar. 31, 2019	$ 4,967	51,569,795	(52,505,912)	86,333	(844,817)
Balance, shares at Mar. 31, 2019	4,966,801
Adjustment for 9-for-10 reverse stock split	$ (2,206)	2,206
Adjustment for 9-for-10 reverse stock split, shares and 1-for-4 reverse split rounding, shares	254
Common stock issued	$ 78	86,255		(86,333)
Common stock issued, shares	77,700				3,044,657
Common stock sold	$ 1,006	303,385		34,709	$ 339,100
Common stock sold, shares	1,006,000
Warrants sold		34,609		17,291	51,900
Warrant conversions	$ 124	(124)
Warrant conversions, shares	124,537
Stock-based compensation	$ 540	962,138			962,678
Stock-based compensation, shares	540,300
Stock granted for settlement	$ 1,295	536,408			537,703
Stock granted for settlement, shares	1,295,866
Net loss			(2,082,734)		(2,082,734)
Balance at Mar. 31, 2020	$ 5,728	53,494,747	(54,588,645)	52,000	(1,036,170)
Balance, shares at Mar. 31, 2020	5,727,965
Balance at Jun. 30, 2019	$ 4,967	51,726,929	(53,006,799)	120,000	(1,154,903)
Balance, shares at Jun. 30, 2019	4,966,801
Common stock issued	$ 19	119,881		(120,000)
Common stock issued, shares	19,425
Common stock sold	$ 90	99,910			100,000
Common stock sold, shares	90,000
Stock-based compensation	$ 8	135,270		102,000	237,278
Stock-based compensation, shares	7,574
Stock granted for debt conversion	$ 324	537,379			537,703
Stock granted for debt conversion, shares	323,967
Net loss			(519,173)		(519,173)
Balance at Sep. 30, 2019	$ 5,408	52,619,469	(53,525,972)	102,000	(799,095)
Balance, shares at Sep. 30, 2019	5,407,767
Balance at Jun. 30, 2019	$ 4,967	51,726,929	(53,006,799)	120,000	(1,154,903)
Balance, shares at Jun. 30, 2019	4,966,801
Balance at Dec. 31, 2019	$ 5,619	53,183,545	(54,077,165)	139,891	(748,110)
Balance, shares at Dec. 31, 2019	5,619,267
Balance at Sep. 30, 2019	$ 5,408	52,619,469	(53,525,972)	102,000	(799,095)
Balance, shares at Sep. 30, 2019	5,407,767
Common stock issued	$ 67	101,933		(102,000)
Common stock issued, shares	67,500
Common stock sold	$ 122	134,878		69,391	204,391
Common stock sold, shares	121,500
Warrants sold		34,609			34,609
Stock-based compensation	$ 22	292,656		70,500	363,178
Stock-based compensation, shares	22,500
Net loss			(551,193)		(551,193)
Balance at Dec. 31, 2019	$ 5,619	53,183,545	(54,077,165)	139,891	(748,110)
Balance, shares at Dec. 31, 2019	5,619,267
Balance at Mar. 31, 2020	$ 5,728	53,494,747	(54,588,645)	52,000	(1,036,170)
Balance, shares at Mar. 31, 2020	5,727,965
Common stock issued	$ 20	51,980		(52,000)
Common stock issued, shares	20,000
Warrants issued in conjunction with convertible debt		91,500			91,500
Stock-based compensation	$ 30	183,214			183,244
Stock-based compensation, shares	30,000
Net loss			(814,008)		(814,008)
Balance at Jun. 30, 2020	$ 5,778	53,821,441	(55,402,653)		(1,575,434)
Balance, shares at Jun. 30, 2020	5,777,965
Balance at Mar. 31, 2020	$ 5,728	53,494,747	(54,588,645)	52,000	$ (1,036,170)
Balance, shares at Mar. 31, 2020	5,727,965
Common stock issued, shares					991,014
Stock-based compensation					$ 889,597
Stock-based compensation, shares
Net loss					$ (3,199,763)
Balance at Dec. 31, 2020	$ 6,719	57,119,733	(57,788,408)		(661,956)
Balance, shares at Dec. 31, 2020	6,718,979
Balance at Jun. 30, 2020	$ 5,778	53,821,441	(55,402,653)		(1,575,434)
Balance, shares at Jun. 30, 2020	5,777,965
Common stock sold	$ 266	316,274			316,500
Common stock sold, shares	226,071
Stock-based compensation	$ 175	653,688			653,863
Stock-based compensation, shares	174,752
Stock granted for debt conversion	$ 25	25,357			25,382
Stock granted for debt conversion, shares	25,003
Cashless warrant exercises	$ 15	(15)
Cashless warrant exercises, shares	15,257
Net loss			(1,348,002)		(1,348,002)
Balance at Sep. 30, 2020	$ 6,219	54,816,745	(56,750,655)		(1,927,691)
Balance, shares at Sep. 30, 2020	6,219,048
Cash paid to exercise warrants	$ 202	449,791			449,993
Cash paid to exercise warrants, shares	202,499
1-for-4 reverse split rounding	$ 1	(1)
1-for-4 reverse split rounding, shares	724
Stock-based compensation - employees		52,490			52,490
Stock issued for services - non-employees		72,000			72,000
Stock granted for debt conversion	$ 264	1,728,741			1,729,005
Stock granted for debt conversion, shares	263,568
Cashless warrant exercises	$ 33	(33)
Cashless warrant exercises, shares	33,140
Net loss			(1,037,753)		(1,037,753)
Balance at Dec. 31, 2020	$ 6,719	$ 57,119,733	$ (57,788,408)		$ (661,956)
Balance, shares at Dec. 31, 2020	6,718,979